Inventories - Summary of Changes In The Provision For Inventory Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Changes In The Provision For Inventory Losses [Abstract]
Beginning balance	R$ (178,268)	R$ (160,010)
Additions, net	(147,140)	(180,084)
Write-offs	136,431	157,341
Exchange Variation	3,745	4,485
Ending balance	R$ (185,232)	R$ (178,268)